Taxes On Income (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Theoretical tax expense		$ 52,094	$ 67,288	$ 88,194
Corporate tax rates		23.00%	23.00%	23.00%
Period for certain income from approved enterprise program to be tax exempt, in years		2 years
Tax rate for certain income from approved enterprise program		25.00%
Commencement of production maximum period for tax exempt income, in years		12 years
Period after date of approval which income is not longer tax exempt, in years		14 years
Tax benefit, temporary provision, exempt earnings released		$ 784,000
Tax benefit, temporary provision, provision for corporate tax		$ 80,000
Special preferred enterprise minimum tax rate	6.00%
Special preferred enterprise tax rate on dividends for foreign private investors		4.00%
Special preferred enterprise qualifications, minimum percentage of revenue invested in R&D	7.00%
Liability for unrecognized tax benefits		$ 81,058	$ 86,176	$ 82,380
Accrued interest and penalties		2,303	$ 2,394
Available carry forward tax losses		441,636
Available carry forward tax losses non-Israeli subsidiaries		53,292
Tax Credit Carryforward, Amount		61,092
Tax Credit Carryforward, Valuation Allowance		$ 56,979